Annual Total Returns - Fidelity Intermediate Municipal Income Fund [BarChart] - 12.31 Fidelity Intermediate Municipal Income Fund Retail PRO-10 - Fidelity Intermediate Municipal Income Fund - Fidelity Intermediate Municipal Income Fund
Mar. 01, 2022
Bar Chart Table:
Annual Return 2012	4.95%
Annual Return 2013	(1.50%)
Annual Return 2014	6.71%
Annual Return 2015	2.23%
Annual Return 2016	(0.01%)
Annual Return 2017	4.48%
Annual Return 2018	1.19%
Annual Return 2019	6.55%
Annual Return 2020	4.54%
Annual Return 2021	1.14%